Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Related Party Transactions [Abstract]
Balance at beginning of year		$ 75,000
Advances received	$ 125,000
Payments made	(25,000)	$ (75,000)
Balance at end of year	$ 100,000
Less current portion
Due after one year	$ 100,000